4. ACQUISITION OF 42WEST (Details 2) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenue	$ 7,831,652	$ 4,550,913	$ 9,476,356	$ 13,054,074
Net income	$ (1,381,361)	$ (7,794,338)	$ (10,582,396)	$ 4,542,982
Weighted average shares - Basic	9,321,162	441,183	3,776,877	8,661,185
Weighted average shares - Fully diluted	9,321,162	4,411,833	3,776,877	9,910,688
Loss per share - Basic	$ (.15)	$ (1.77)	$ (4.19)	$ .52
Loss per share - Fully diluted	$ (.15)	$ (1.77)	$ (4.19)	$ (.18)
Digital Member
Revenue	$ 5,137,556		$ 5,137,556
Net income	$ 244,764		$ 244,764